                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ];   Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350.2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                 San Diego, CA          4/17/2006
------------------------------------            -------------          ---------
[Signature]                                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $199,371
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                               as of June 30,2000

                                                                VOTING AUTHORITY

                           TITLE
                             OF                   VALUE     SHARES/   SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER             CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------             -----   -----------   --------   -------   ---   ----   -------   ---------    -------   ------   ----
AXA FINL                   COM     002451 10 2   3488        100000   SH           DEFINED   Nos. 1 & 2    100000
ABBOTT LABS                COM     002824 10 0   884          20000   SH           DEFINED   Nos. 1 & 2     20000
ALLSTATE CORP              COM     020002 10 1   229          10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD         COM     026609 10 7   2072         35000   SH           DEFINED   Nos. 1 & 2     35000
AMGEN INC                  COM     031162 10 0   2795         40000   SH           DEFINED   Nos. 1 & 2     40000
ASSOCIATES FIRST CAPITAL   COM     046008 10 8   293          13000   SH           DEFINED   Nos. 1 & 2     13000
BANK AMER CORP             COM     060505 10 4   5600        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP              COM     06423A 10 3   5375        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS               COM     073902 10 8   2185         53000   SH           DEFINED   Nos. 1 & 2     53000
BESTFOODS                  COM     08658U 10 1   1386         20000   SH           DEFINED   Nos. 1 & 2     20000
CATERPILLAR                COM     149123 10 1   339          10000   SH           DEFINED   Nos. 1 & 2     10000
CHASE MANHATTAN            COM     16161A 10 8   1390         30000   SH           DEFINED   Nos. 1 & 2     30000
CINCINNATI FINL CORP       COM     172062 10 1   321          10000   SH           DEFINED   Nos. 1 & 2     10000
CITIGROUP INC              COM     172967 10 1   17375       285000   SH           DEFINED   Nos. 1 & 2    285000
CORN PRODUCTS INTL         COM     219023 10 8   261          10000   SH           DEFINED   Nos. 1 & 2     10000
DEERE & CO                 COM     244199 10 5   371          10000   SH           DEFINED   Nos. 1 & 2     10000
DONALDSON LUFKIN           COM     257661 10 8   2125         50000   SH           DEFINED   Nos. 1 & 2     50000
DUPONT                     COM     263534 10 9   3023         70000   SH           DEFINED   Nos. 1 & 2     70000
FEDERAL HM LN MTG CORP     COM     313400 30 1   12019       300000   SH           DEFINED   Nos. 1 & 2    300000
FEDERAL NATL MTG           COM     313586 10 9   4576         88000   SH           DEFINED   Nos. 1 & 2     88000
FIDELITY NAT'L FIN'L       COM     316326 10 7   533          30000   SH           DEFINED   Nos. 1 & 2     30000
FIRST AMERICAN CORP        COM     318522 30 7   510          35000   SH           DEFINED   Nos. 1 & 2     35000
FLEET BOSTON FIN CORP      COM     339030 10 8   4853        142000   SH           DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO.             COM     345370 10 0   215           5000   SH           DEFINED   Nos. 1 & 2      5000
HARTFORD FIN SVCS GRP      COM     416515 10 4   1120         20000   SH           DEFINED   Nos. 1 & 2     20000
HOT TOPIC                  COM     441339 10 8   751          25000   SH           DEFINED   Nos. 1 & 2     25000
JOHNSON & JOHNSON          COM     478160 10 4   1998         20000   SH           DEFINED   Nos. 1 & 2     20000

KEYCORP                    COM     493267 10 8   1091         60000   SH           DEFINED   Nos. 1 & 2     60000
KEYSPAN CORP               COM     49337W 10 0   670          22000   SH           DEFINED   Nos. 1 & 2     22000
KIMBERLY CLARK             COM     494368 10 3   1339         23000   SH           DEFINED   Nos. 1 & 2     23000
LONE STAR STEKHOUSE        COM     542307 10 3   1012        100000   SH           DEFINED   Nos. 1 & 2    100000
MERCURY GEN CORP           COM     589400 10 0   236          10000   SH           DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH              COM     590188 10 8   2856         25000   SH           DEFINED   Nos. 1 & 2     25000
MORGAN JP                  COM     616880 10 0   3315         30000   SH           DEFINED   Nos. 1 & 2     30000
MORGAN STANLEY DEAN        COM     617446 44 8   8463        100000   SH           DEFINED   Nos. 1 & 2    100000
PNC FINANCIAL              COM     693475 10 5   614          13000   SH           DEFINED   Nos. 1 & 2     13000
PEPSICO INC                COM     713448 10 8   3376         77000   SH           DEFINED   Nos. 1 & 2     77000
PFIZER INC                 COM     717081 10 3   30729       650000   SH           DEFINED   Nos. 1 & 2    650000
PHILLIP MORRIS             COM     718154 10 7   6531        250000   SH           DEFINED   Nos. 1 & 2    250000
PINNACLE WEST CAP CORP     COM     723484 10 1   1020         30000   SH           DEFINED   Nos. 1 & 2     30000
PROGRESSIVE CORP           COM     743315 10 3   371           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO.               COM     755111 40 8   395          20000   SH           DEFINED   Nos. 1 & 2     20000
ROYAL DUTCH SHELL PLC      COM     780257 80 4   7710        126000   SH           DEFINED   Nos. 1 & 2    126000
SCHERING PLOUGH            COM     806605 10 1   11970       240000   SH           DEFINED   Nos. 1 & 2    240000
SEAGRAM CO LTD.            COM     811850 10 6   588          10000   SH           DEFINED   Nos. 1 & 2     10000
STARWOOD HOTELS            COM     85590A 20 3   522          16000   SH           DEFINED   Nos. 1 & 2     16000
WFS FINANCIAL              COM     92923B 10 6   192          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.          COM     949746 10 1   16590       420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                   COM     957907 10 8   22392      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER           COM     D1668R 12 3   1302         25000   SH           DEFINED   Nos. 1 & 2     25000